(Institutional) | (Delaware International Value Equity Fund)
What is the Fund's investment objective?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware International Value Equity Fund)		Institutional Class (Institutional)
Management fees		0.85%
Distribution and service (12b-1) fees		none
Other expenses		0.44%
Total annual fund operating expenses		1.29%
Fee waivers and expense reimbursements	[1]	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.21%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	123	401	700	1,549

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team's estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware International Value Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to May 1, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since May 1, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.15% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.18% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware International Value Equity Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	(13.97%)	(4.82%)	5.06%
Institutional Class return after taxes on distributions	(14.62%)	(5.53%)	3.91%
Institutional Class return after taxes on distributions and sale of Fund shares	(9.08%)	(4.25%)	4.26%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	5.12%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Global Value Fund)
What is the Fund's investment objective?
Delaware Global Value Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Global Value Fund)		Institutional Class (Institutional)
Management fees		0.85%
Distribution and service (12b-1) fees		none
Other expenses		0.73%
Total annual fund operating expenses		1.58%
Fee waivers and expense reimbursements	[1]	(0.28%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.30%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Global Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	132	471	834	1,855

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund's net assets.

In selecting investments for the Fund:

  The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

  The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the portfolio management team's estimate of intrinsic value.

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the portfolio management team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The portfolio management team constructs a portfolio of 60 to 90 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Global Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On March 30, 2006, the Fund changed its investment strategy to allow it to invest a significant portion of its assets in U.S. equity securities and in securities of issuers of all sizes, eliminating its prior focus on the securities of small-capitalization issuers. Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). The historical returns do not reflect these changes.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.35% for the quarter ended June 30, 2003 and its lowest quarterly return was -20.92% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Value Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	(6.38%)	(4.04%)	6.78%
Institutional Class return after taxes on distributions	(6.84%)	(4.57%)	5.81%
Institutional Class return after taxes on distributions and sale of Fund shares	(4.15%)	(3.53%)	5.84%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(1.82%)	4.15%
MSCI World Index (net) (reflects no deduction for fees or expenses)	(5.54%)	(2.36%)	3.62%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Emerging Markets Fund)
What is the Fund's investment objective?
Delaware Emerging Markets Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Emerging Markets Fund)	Institutional Class (Institutional)
Management fees	1.18%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.53%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	156	483	834	1,824

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Fund.

The Fund's portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies with sustainable franchises when they are trading at a discount to the manager's intrinsic value estimate for that security.

The Fund defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Emerging Markets Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to September 25, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since September 25, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 35.18% for the quarter ended June 30, 2009 and its lowest quarterly return was -26.84% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Emerging Markets Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	(20.66%)	3.23%	15.69%
Institutional Class return after taxes on distributions	(21.18%)	1.46%	13.78%
Institutional Class return after taxes on distributions and sale of Fund shares	(13.28%)	2.23%	13.58%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	(18.17%)	2.70%	14.19%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	(18.43%)	2.40%	13.85%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Macquarie Global Infrastructure Fund)
What are the Fund's investment objectives?
Delaware Macquarie Global Infrastructure Fund seeks long-term capital appreciation and current income.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Macquarie Global Infrastructure Fund)		Institutional Class (Institutional)
Management fees		0.90%
Distribution and service (12b-1) fees		none
Other expenses		1.33%
Total annual fund operating expenses		2.23%
Fee waivers and expense reimbursements	[1]	(1.03%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.20%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Macquarie Global Infrastructure Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	122	598	1,101	2,484

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry (80% policy). Such securities include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies. All equity investments of the Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries. Under normal circumstances, the Fund will invest in securities of issuers located throughout the world, including the U.S., and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Manager has selected Macquarie Capital Investment Management LLC (MCIM) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets. The sub-adviser selects investments for the Fund based on its own investment style and strategy.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of MCIM, the company derives the majority of its revenue from infrastructure-related activities such as owning or operating infrastructure assets (including transportation assets such as toll roads, airports, seaports, and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction, and concrete).

The Fund's 80% policy can be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Master limited partnership risk — The risk that holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Macquarie Global Infrastructure Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 17.37% for the quarter ended September 30, 2010 and its lowest quarterly return was -14.14% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Macquarie Global Infrastructure Fund) (Institutional)	Label	1 Year	Lifetime
Institutional Class	Lifetime (12/31/09-12/31/11)	(0.09%)	4.26%
Institutional Class return after taxes on distributions	Lifetime (12/31/09-12/31/11)	(1.05%)	3.29%
Institutional Class return after taxes on distributions and sale of Fund shares	Lifetime (12/31/09-12/31/11)	0.09%	3.11%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	Lifetime (12/31/09-12/31/11)	(0.39%)	2.65%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Focus Global Growth Fund)
What is the Fund's investment objective?
Delaware Focus Global Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Focus Global Growth Fund)		Institutional Class (Institutional)
Management fees		0.85%
Distribution and service (12b-1) fees		none
Other expenses		1.62%
Total annual fund operating expenses		2.47%
Fee waivers and expense reimbursements	[1]	(1.17%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.30%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Focus Global Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	132	658	1,210	2,718

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the Manager will seek to select securities believed to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The Manager also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give an insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company's stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Focus Global Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 21.59% for the quarter ended June 30, 2009 and its lowest quarterly return was -15.32% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Focus Global Growth Fund) (Institutional)	Label	1 Year	Lifetime
Institutional Class	Lifetime (12/29/08-12/31/2011)	(2.20%)	22.41%
Institutional Class return after taxes on distributions	Lifetime (12/29/08-12/31/2011)	(2.32%)	20.80%
Institutional Class return after taxes on distributions and sale of Fund shares	Lifetime (12/29/08-12/31/2011)	(1.27%)	18.65%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	Lifetime (12/29/08-12/31/2011)	(5.02%)	11.75%
MSCI World Index (net) (reflects no deduction for fees or expenses)	Lifetime (12/29/08-12/31/2011)	(5.54%)	11.13%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware International Value Equity Fund)
What is the Fund's investment objective?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware International Value Equity Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware International Value Equity Fund)		Class A	Class B	Class C	Class R
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.44%	0.44%	0.44%	0.44%
Total annual fund operating expenses		1.59%	2.29%	2.29%	1.89%
Fee waivers and expense reimbursements	[1]	(0.13%)	(0.08%)	(0.08%)	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.46%	2.21%	2.21%	1.71%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware International Value Equity Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,036	1,379	2,345
Class B	624	983	1,443	2,444
Class C	324	708	1,218	2,619
Class R	174	576	1,005	2,197

Expense Example, No Redemption (Delaware International Value Equity Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	224	708	1,218	2,444
Class C	224	708	1,218	2,619

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change. The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team's estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware International Value Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to May 1, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since May 1, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.07% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.22% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware International Value Equity Fund) (Retail)	Label	1 Year	5 Years	10 Years	Lifetime
Class A		(19.14%)	(6.21%)	4.13%
Class A return after taxes on distributions		(19.66%)	(6.82%)	3.07%
Class A return after taxes on distributions and sale of Fund shares		(12.44%)	(5.34%)	3.49%
Class B		(18.27%)	(6.15%)	4.15%
Class C		(15.69%)	(5.76%)	4.02%
Class R	(lifetime: 6/2/03-12/31/11)	(14.37%)	(5.27%)		5.35%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)		(11.73%)	(4.26%)	5.12%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)		(12.14%)	(4.72%)	4.66%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Global Value Fund)
What is the Fund's investment objective?
Delaware Global Value Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Global Value Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Global Value Fund)		Class A	Class B	Class C	Class R
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.73%	0.73%	0.73%	0.73%
Total annual fund operating expenses		1.88%	2.58%	2.58%	2.18%
Fee waivers and expense reimbursements	[1]	(0.33%)	(0.28%)	(0.28%)	(0.38%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	2.30%	1.80%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Global Value Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,102	1,504	2,624
Class B	633	1,051	1,570	2,723
Class C	333	776	1,345	2.894

Expense Example, No Redemption (Delaware Global Value Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	233	776	1,345	2,723
Class C	233	776	1,345	2,894

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities. The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund's net assets.

In selecting investments for the Fund:

  The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

  The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the portfolio management team's estimate of intrinsic value.

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the portfolio management team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The portfolio management team constructs a portfolio of 60 to 90 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Global Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On March 30, 2006, the Fund changed its investment strategy to allow it to invest a significant portion of its assets in U.S. equity securities and in securities of issuers of all sizes, eliminating its prior focus on the securities of small-capitalization issuers. Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). The historical returns do not reflect these changes. As of the date of this prospectus, there are no Class R shares outstanding.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.39% for the quarter ended June 30, 2003 and its lowest quarterly return was -20.99% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Value Fund) (Retail)	1 Year	5 Years	10 Years
Class A	(12.12%)	(5.42%)	5.86%
Class A return after taxes on distributions	(12.46%)	(5.93%)	4.93%
Class A return after taxes on distributions and sale of Fund shares	(7.88%)	(4.68%)	5.02%
Class B	(11.06%)	(5.37%)	5.84%
Class C	(8.29%)	(5.00%)	5.69%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(1.82%)	4.15%
MSCI World Index (net) (reflects no deduction for fees or expenses)	(5.54%)	(2.36%)	3.62%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Emerging Markets Fund)
What is the Fund's investment objective?
Delaware Emerging Markets Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Emerging Markets Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Emerging Markets Fund)	Class A		Class B	Class C	Class R
Management fees	1.18%		1.18%	1.18%	1.18%
Distribution and service (12b-1) fees	0.30%		1.00%	1.00%	0.60%
Other expenses	0.35%		0.35%	0.35%	0.35%
Total annual fund operating expenses	1.83%		2.53%	2.53%	2.13%
Fee waivers and expense reimbursements	(0.05%)	[1]			(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.78%		2.53%	2.53%	2.03%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. The waiver may be terminated only by agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable Distributor's expense waivers for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Emerging Markets Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	745	1,113	1,504	2,596
Class B	656	1,063	1,570	2,694
Class C	356	788	1,345	2,866
Class R	206	657	1,135	2,454

Expense Example, No Redemption (Delaware Emerging Markets Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	256	788	1,345	2,694
Class C	256	788	1,345	2,866

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Fund.

The Fund's portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies with sustainable franchises when they are trading at a discount to the manager's intrinsic value estimate for that security.

The Fund defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Emerging Markets Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to September 25, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since September 25, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 35.10% for the quarter ended June 30, 2009 and its lowest quarterly return was -26.90% for the quarter ended September 30, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Emerging Markets Fund) (Retail)	Label	1 Year	5 Years	10 Years	Lifetime
Class A		(25.38%)	1.77%	14.73%
Class A return after taxes on distributions		(25.80%)	0.10%	12.96%
Class A return after taxes on distributions and sale of Fund shares		(16.36%)	1.04%	12.79%
Class B		(24.58%)	1.90%	14.71%
Class C		(22.18%)	2.22%	14.56%
Class R	(lifetime: 8/31/09 - 12/31/11)	(21.03%)			4.62%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)		(18.17%)	2.70%	14.19%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)		(18.43%)	2.40%	13.85%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Macquarie Global Infrastructure Fund)
What are the Fund's investment objectives?
Delaware Macquarie Global Infrastructure Fund seeks long-term capital appreciation and current income.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Macquarie Global Infrastructure Fund)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Macquarie Global Infrastructure Fund)		Class A	Class C	Class R
Management fees		0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other expenses		1.33%	1.33%	1.33%
Total annual fund operating expenses		2.53%	3.23%	2.83%
Fee waivers and expense reimbursements	[1]	(1.08%)	(1.03%)	(1.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.45%	2.20%	1.70%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Macquarie Global Infrastructure Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,220	1,752	3,199
Class C	323	899	1,599	3,460
Class R	173	770	1,394	3,075

Expense Example, No Redemption (Delaware Macquarie Global Infrastructure Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Retail)	223	899	1,599	3,460

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry (80% policy). Such securities include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies. All equity investments of the Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries. Under normal circumstances, the Fund will invest in securities of issuers located throughout the world, including the U.S., and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Manager has selected Macquarie Capital Investment Management LLC (MCIM) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets. The sub-adviser selects investments for the Fund based on its own investment style and strategy.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of MCIM, the company derives the majority of its revenue from infrastructure-related activities such as owning or operating infrastructure assets (including transportation assets such as toll roads, airports, seaports, and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction, and concrete).

The Fund's 80% policy can be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Master limited partnership risk — The risk that holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Macquarie Global Infrastructure Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 17.30% for the quarter ended September 30, 2010 and its lowest quarterly return was -14.20% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Macquarie Global Infrastructure Fund) (Retail)	Label	1 Year	Lifetime
Class A	Lifetime (1/19/10- 12/31/11)	(6.19%)	(0.36%)
Class A return after taxes on distributions	Lifetime (1/19/10- 12/31/11)	(7.00%)	(1.23%)
Class A return after taxes on distributions and sale of Fund shares	Lifetime (1/19/10- 12/31/11)	(3.88%)	(0.76%)
Class C	Lifetime (1/19/10- 12/31/11)	(2.17%)	1.93%
Class R	Lifetime (1/19/10- 12/31/11)	(0.70%)	2.44%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	Lifetime (1/19/10- 12/31/11)	(0.39%)	5.27%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Focus Global Growth Fund)
What is the Fund's investment objective?
Delaware Focus Global Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Focus Global Growth Fund)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Focus Global Growth Fund)		Class A	Class C	Class R
Management fees		0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other expenses		1.62%	1.62%	1.62%
Total annual fund operating expenses		2.77%	3.47%	3.07%
Fee waivers and expense reimbursements	[1]	(1.22%)	(1.17%)	(1.27%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	1.80%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Focus Global Growth Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,276	1,853	3,412
Class C	333	957	1,703	3,670
Class R	183	829	1,500	3,294

Expense Example, No Redemption (Delaware Focus Global Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Retail)	233	957	1,703	3,670

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the Manager will seek to select securities believed to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The Manager also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give an insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company's stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Focus Global Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 21.59% for the quarter ended June 30, 2009 and its lowest quarterly return was -15.41% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Focus Global Growth Fund) (Retail)	Label	1 Year	Lifetime
Class A	(lifetime: 12/29/08-12/31/11)	(7.98%)	19.93%
Class A return after taxes on distributions		(8.09%)	18.35%
Class A return after taxes on distributions and sale of Fund shares		(5.04%)	16.46%
Class C	(lifetime: 12/29/10-12/31/11)	(4.01%)	(3.57%)
Class R	(lifetime 12/29/10-12/31/11)	(2.62%)	(3.15%)
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)		(5.02%)	11.75%
MSCI World Index (net) (reflects no deduction for fees or expenses)		(5.54%)	11.13%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Value Equity Fund)
What is the Fund's investment objective?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware International Value Equity Fund)		Institutional Class (Institutional)
Management fees		0.85%
Distribution and service (12b-1) fees		none
Other expenses		0.44%
Total annual fund operating expenses		1.29%
Fee waivers and expense reimbursements	[1]	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.21%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware International Value Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	123	401	700	1,549

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team's estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware International Value Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to May 1, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since May 1, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.15% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.18% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware International Value Equity Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	(13.97%)	(4.82%)	5.06%
Institutional Class return after taxes on distributions	(14.62%)	(5.53%)	3.91%
Institutional Class return after taxes on distributions and sale of Fund shares	(9.08%)	(4.25%)	4.26%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	5.12%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Global Value Fund)
What is the Fund's investment objective?
Delaware Global Value Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Global Value Fund)		Institutional Class (Institutional)
Management fees		0.85%
Distribution and service (12b-1) fees		none
Other expenses		0.73%
Total annual fund operating expenses		1.58%
Fee waivers and expense reimbursements	[1]	(0.28%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.30%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Global Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	132	471	834	1,855

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund's net assets.

In selecting investments for the Fund:

  The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

  The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the portfolio management team's estimate of intrinsic value.

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the portfolio management team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The portfolio management team constructs a portfolio of 60 to 90 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Global Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On March 30, 2006, the Fund changed its investment strategy to allow it to invest a significant portion of its assets in U.S. equity securities and in securities of issuers of all sizes, eliminating its prior focus on the securities of small-capitalization issuers. Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). The historical returns do not reflect these changes.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.35% for the quarter ended June 30, 2003 and its lowest quarterly return was -20.92% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Value Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	(6.38%)	(4.04%)	6.78%
Institutional Class return after taxes on distributions	(6.84%)	(4.57%)	5.81%
Institutional Class return after taxes on distributions and sale of Fund shares	(4.15%)	(3.53%)	5.84%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(1.82%)	4.15%
MSCI World Index (net) (reflects no deduction for fees or expenses)	(5.54%)	(2.36%)	3.62%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Emerging Markets Fund)
What is the Fund's investment objective?
Delaware Emerging Markets Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Emerging Markets Fund)	Institutional Class (Institutional)
Management fees	1.18%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.53%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	156	483	834	1,824

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Fund.

The Fund's portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies with sustainable franchises when they are trading at a discount to the manager's intrinsic value estimate for that security.

The Fund defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Emerging Markets Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to September 25, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since September 25, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 35.18% for the quarter ended June 30, 2009 and its lowest quarterly return was -26.84% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Emerging Markets Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	(20.66%)	3.23%	15.69%
Institutional Class return after taxes on distributions	(21.18%)	1.46%	13.78%
Institutional Class return after taxes on distributions and sale of Fund shares	(13.28%)	2.23%	13.58%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	(18.17%)	2.70%	14.19%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	(18.43%)	2.40%	13.85%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Macquarie Global Infrastructure Fund)
What are the Fund's investment objectives?
Delaware Macquarie Global Infrastructure Fund seeks long-term capital appreciation and current income.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Macquarie Global Infrastructure Fund)		Institutional Class (Institutional)
Management fees		0.90%
Distribution and service (12b-1) fees		none
Other expenses		1.33%
Total annual fund operating expenses		2.23%
Fee waivers and expense reimbursements	[1]	(1.03%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.20%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Macquarie Global Infrastructure Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	122	598	1,101	2,484

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry (80% policy). Such securities include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies. All equity investments of the Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries. Under normal circumstances, the Fund will invest in securities of issuers located throughout the world, including the U.S., and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Manager has selected Macquarie Capital Investment Management LLC (MCIM) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets. The sub-adviser selects investments for the Fund based on its own investment style and strategy.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of MCIM, the company derives the majority of its revenue from infrastructure-related activities such as owning or operating infrastructure assets (including transportation assets such as toll roads, airports, seaports, and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction, and concrete).

The Fund's 80% policy can be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Master limited partnership risk — The risk that holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Macquarie Global Infrastructure Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 17.37% for the quarter ended September 30, 2010 and its lowest quarterly return was -14.14% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Macquarie Global Infrastructure Fund) (Institutional)	Label	1 Year	Lifetime
Institutional Class	Lifetime (12/31/09-12/31/11)	(0.09%)	4.26%
Institutional Class return after taxes on distributions	Lifetime (12/31/09-12/31/11)	(1.05%)	3.29%
Institutional Class return after taxes on distributions and sale of Fund shares	Lifetime (12/31/09-12/31/11)	0.09%	3.11%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	Lifetime (12/31/09-12/31/11)	(0.39%)	2.65%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Focus Global Growth Fund)
What is the Fund's investment objective?
Delaware Focus Global Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Focus Global Growth Fund)		Institutional Class (Institutional)
Management fees		0.85%
Distribution and service (12b-1) fees		none
Other expenses		1.62%
Total annual fund operating expenses		2.47%
Fee waivers and expense reimbursements	[1]	(1.17%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.30%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Focus Global Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	132	658	1,210	2,718

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the Manager will seek to select securities believed to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The Manager also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give an insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company's stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Focus Global Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 21.59% for the quarter ended June 30, 2009 and its lowest quarterly return was -15.32% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Focus Global Growth Fund) (Institutional)	Label	1 Year	Lifetime
Institutional Class	Lifetime (12/29/08-12/31/2011)	(2.20%)	22.41%
Institutional Class return after taxes on distributions	Lifetime (12/29/08-12/31/2011)	(2.32%)	20.80%
Institutional Class return after taxes on distributions and sale of Fund shares	Lifetime (12/29/08-12/31/2011)	(1.27%)	18.65%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	Lifetime (12/29/08-12/31/2011)	(5.02%)	11.75%
MSCI World Index (net) (reflects no deduction for fees or expenses)	Lifetime (12/29/08-12/31/2011)	(5.54%)	11.13%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Value Equity Fund)
What is the Fund's investment objective?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware International Value Equity Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware International Value Equity Fund)		Class A	Class B	Class C	Class R
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.44%	0.44%	0.44%	0.44%
Total annual fund operating expenses		1.59%	2.29%	2.29%	1.89%
Fee waivers and expense reimbursements	[1]	(0.13%)	(0.08%)	(0.08%)	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.46%	2.21%	2.21%	1.71%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware International Value Equity Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,036	1,379	2,345
Class B	624	983	1,443	2,444
Class C	324	708	1,218	2,619
Class R	174	576	1,005	2,197

Expense Example, No Redemption (Delaware International Value Equity Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	224	708	1,218	2,444
Class C	224	708	1,218	2,619

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change. The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team's estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware International Value Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to May 1, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since May 1, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.07% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.22% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware International Value Equity Fund) (Retail)	Label	1 Year	5 Years	10 Years	Lifetime
Class A		(19.14%)	(6.21%)	4.13%
Class A return after taxes on distributions		(19.66%)	(6.82%)	3.07%
Class A return after taxes on distributions and sale of Fund shares		(12.44%)	(5.34%)	3.49%
Class B		(18.27%)	(6.15%)	4.15%
Class C		(15.69%)	(5.76%)	4.02%
Class R	(lifetime: 6/2/03-12/31/11)	(14.37%)	(5.27%)		5.35%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)		(11.73%)	(4.26%)	5.12%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)		(12.14%)	(4.72%)	4.66%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Global Value Fund)
What is the Fund's investment objective?
Delaware Global Value Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Global Value Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Global Value Fund)		Class A	Class B	Class C	Class R
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.73%	0.73%	0.73%	0.73%
Total annual fund operating expenses		1.88%	2.58%	2.58%	2.18%
Fee waivers and expense reimbursements	[1]	(0.33%)	(0.28%)	(0.28%)	(0.38%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	2.30%	1.80%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Global Value Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,102	1,504	2,624
Class B	633	1,051	1,570	2,723
Class C	333	776	1,345	2.894

Expense Example, No Redemption (Delaware Global Value Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	233	776	1,345	2,723
Class C	233	776	1,345	2,894

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities. The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund's net assets.

In selecting investments for the Fund:

  The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

  The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the portfolio management team's estimate of intrinsic value.

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the portfolio management team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The portfolio management team constructs a portfolio of 60 to 90 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Global Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On March 30, 2006, the Fund changed its investment strategy to allow it to invest a significant portion of its assets in U.S. equity securities and in securities of issuers of all sizes, eliminating its prior focus on the securities of small-capitalization issuers. Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). The historical returns do not reflect these changes. As of the date of this prospectus, there are no Class R shares outstanding.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.39% for the quarter ended June 30, 2003 and its lowest quarterly return was -20.99% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Value Fund) (Retail)	1 Year	5 Years	10 Years
Class A	(12.12%)	(5.42%)	5.86%
Class A return after taxes on distributions	(12.46%)	(5.93%)	4.93%
Class A return after taxes on distributions and sale of Fund shares	(7.88%)	(4.68%)	5.02%
Class B	(11.06%)	(5.37%)	5.84%
Class C	(8.29%)	(5.00%)	5.69%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	(5.02%)	(1.82%)	4.15%
MSCI World Index (net) (reflects no deduction for fees or expenses)	(5.54%)	(2.36%)	3.62%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Emerging Markets Fund)
What is the Fund's investment objective?
Delaware Emerging Markets Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Emerging Markets Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Emerging Markets Fund)	Class A		Class B	Class C	Class R
Management fees	1.18%		1.18%	1.18%	1.18%
Distribution and service (12b-1) fees	0.30%		1.00%	1.00%	0.60%
Other expenses	0.35%		0.35%	0.35%	0.35%
Total annual fund operating expenses	1.83%		2.53%	2.53%	2.13%
Fee waivers and expense reimbursements	(0.05%)	[1]			(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.78%		2.53%	2.53%	2.03%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. The waiver may be terminated only by agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable Distributor's expense waivers for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Emerging Markets Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	745	1,113	1,504	2,596
Class B	656	1,063	1,570	2,694
Class C	356	788	1,345	2,866
Class R	206	657	1,135	2,454

Expense Example, No Redemption (Delaware Emerging Markets Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	256	788	1,345	2,694
Class C	256	788	1,345	2,866

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Fund.

The Fund's portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies with sustainable franchises when they are trading at a discount to the manager's intrinsic value estimate for that security.

The Fund defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

How has Delaware Emerging Markets Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to September 25, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since September 25, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 35.10% for the quarter ended June 30, 2009 and its lowest quarterly return was -26.90% for the quarter ended September 30, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Emerging Markets Fund) (Retail)	Label	1 Year	5 Years	10 Years	Lifetime
Class A		(25.38%)	1.77%	14.73%
Class A return after taxes on distributions		(25.80%)	0.10%	12.96%
Class A return after taxes on distributions and sale of Fund shares		(16.36%)	1.04%	12.79%
Class B		(24.58%)	1.90%	14.71%
Class C		(22.18%)	2.22%	14.56%
Class R	(lifetime: 8/31/09 - 12/31/11)	(21.03%)			4.62%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)		(18.17%)	2.70%	14.19%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)		(18.43%)	2.40%	13.85%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Macquarie Global Infrastructure Fund)
What are the Fund's investment objectives?
Delaware Macquarie Global Infrastructure Fund seeks long-term capital appreciation and current income.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Macquarie Global Infrastructure Fund)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Macquarie Global Infrastructure Fund)		Class A	Class C	Class R
Management fees		0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other expenses		1.33%	1.33%	1.33%
Total annual fund operating expenses		2.53%	3.23%	2.83%
Fee waivers and expense reimbursements	[1]	(1.08%)	(1.03%)	(1.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.45%	2.20%	1.70%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Macquarie Global Infrastructure Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,220	1,752	3,199
Class C	323	899	1,599	3,460
Class R	173	770	1,394	3,075

Expense Example, No Redemption (Delaware Macquarie Global Infrastructure Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Retail)	223	899	1,599	3,460

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry (80% policy). Such securities include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies. All equity investments of the Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries. Under normal circumstances, the Fund will invest in securities of issuers located throughout the world, including the U.S., and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Manager has selected Macquarie Capital Investment Management LLC (MCIM) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets. The sub-adviser selects investments for the Fund based on its own investment style and strategy.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of MCIM, the company derives the majority of its revenue from infrastructure-related activities such as owning or operating infrastructure assets (including transportation assets such as toll roads, airports, seaports, and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction, and concrete).

The Fund's 80% policy can be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Master limited partnership risk — The risk that holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Macquarie Global Infrastructure Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 17.30% for the quarter ended September 30, 2010 and its lowest quarterly return was -14.20% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Macquarie Global Infrastructure Fund) (Retail)	Label	1 Year	Lifetime
Class A	Lifetime (1/19/10- 12/31/11)	(6.19%)	(0.36%)
Class A return after taxes on distributions	Lifetime (1/19/10- 12/31/11)	(7.00%)	(1.23%)
Class A return after taxes on distributions and sale of Fund shares	Lifetime (1/19/10- 12/31/11)	(3.88%)	(0.76%)
Class C	Lifetime (1/19/10- 12/31/11)	(2.17%)	1.93%
Class R	Lifetime (1/19/10- 12/31/11)	(0.70%)	2.44%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	Lifetime (1/19/10- 12/31/11)	(0.39%)	5.27%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Focus Global Growth Fund)
What is the Fund's investment objective?
Delaware Focus Global Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Focus Global Growth Fund)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Focus Global Growth Fund)		Class A	Class C	Class R
Management fees		0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other expenses		1.62%	1.62%	1.62%
Total annual fund operating expenses		2.77%	3.47%	3.07%
Fee waivers and expense reimbursements	[1]	(1.22%)	(1.17%)	(1.27%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	1.80%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Focus Global Growth Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,276	1,853	3,412
Class C	333	957	1,703	3,670
Class R	183	829	1,500	3,294

Expense Example, No Redemption (Delaware Focus Global Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Retail)	233	957	1,703	3,670

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the Manager will seek to select securities believed to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The Manager also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give an insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company's stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Focus Global Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 21.59% for the quarter ended June 30, 2009 and its lowest quarterly return was -15.41% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Focus Global Growth Fund) (Retail)	Label	1 Year	Lifetime
Class A	(lifetime: 12/29/08-12/31/11)	(7.98%)	19.93%
Class A return after taxes on distributions		(8.09%)	18.35%
Class A return after taxes on distributions and sale of Fund shares		(5.04%)	16.46%
Class C	(lifetime: 12/29/10-12/31/11)	(4.01%)	(3.57%)
Class R	(lifetime 12/29/10-12/31/11)	(2.62%)	(3.15%)
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)		(5.02%)	11.75%
MSCI World Index (net) (reflects no deduction for fees or expenses)		(5.54%)	11.13%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Shareholder Fees ((Retail))	0 Months Ended
	Mar. 29, 2012
(Delaware International Value Equity Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware International Value Equity Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
(Delaware International Value Equity Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
(Delaware International Value Equity Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Global Value Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Global Value Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
(Delaware Global Value Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
(Delaware Global Value Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Emerging Markets Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Emerging Markets Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
(Delaware Emerging Markets Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
(Delaware Emerging Markets Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Macquarie Global Infrastructure Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Macquarie Global Infrastructure Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
(Delaware Macquarie Global Infrastructure Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Focus Global Growth Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Focus Global Growth Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
(Delaware Focus Global Growth Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual Fund Operating Expenses	0 Months Ended
	Mar. 29, 2012
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.44%
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.08%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
(Institutional) | (Delaware Global Value Fund) | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.73%
Total annual fund operating expenses	1.58%
Fee waivers and expense reimbursements	(0.28%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.53%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	1.33%
Total annual fund operating expenses	2.23%
Fee waivers and expense reimbursements	(1.03%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	1.62%
Total annual fund operating expenses	2.47%
Fee waivers and expense reimbursements	(1.17%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
(Retail) | (Delaware International Value Equity Fund) | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.44%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.13%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.46%
(Retail) | (Delaware International Value Equity Fund) | Class B
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.21%
(Retail) | (Delaware International Value Equity Fund) | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.21%
(Retail) | (Delaware International Value Equity Fund) | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.44%
Total annual fund operating expenses	1.89%
Fee waivers and expense reimbursements	(0.18%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.71%
(Retail) | (Delaware Global Value Fund) | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.73%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.33%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
(Retail) | (Delaware Global Value Fund) | Class B
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.73%
Total annual fund operating expenses	2.58%
Fee waivers and expense reimbursements	(0.28%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.30%
(Retail) | (Delaware Global Value Fund) | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.73%
Total annual fund operating expenses	2.58%
Fee waivers and expense reimbursements	(0.28%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.30%
(Retail) | (Delaware Global Value Fund) | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.73%
Total annual fund operating expenses	2.18%
Fee waivers and expense reimbursements	(0.38%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
(Retail) | (Delaware Emerging Markets Fund) | Class A
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.35%
Total annual fund operating expenses	1.83%
Fee waivers and expense reimbursements	(0.05%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.78%
(Retail) | (Delaware Emerging Markets Fund) | Class B
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.53%
(Retail) | (Delaware Emerging Markets Fund) | Class C
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.53%
(Retail) | (Delaware Emerging Markets Fund) | Class R
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.35%
Total annual fund operating expenses	2.13%
Fee waivers and expense reimbursements	(0.10%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.03%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.33%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements	(1.08%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class C
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.33%
Total annual fund operating expenses	3.23%
Fee waivers and expense reimbursements	(1.03%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.20%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class R
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.33%
Total annual fund operating expenses	2.83%
Fee waivers and expense reimbursements	(1.13%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.70%
(Retail) | (Delaware Focus Global Growth Fund) | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.62%
Total annual fund operating expenses	2.77%
Fee waivers and expense reimbursements	(1.22%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
(Retail) | (Delaware Focus Global Growth Fund) | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.62%
Total annual fund operating expenses	3.47%
Fee waivers and expense reimbursements	(1.17%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.30%
(Retail) | (Delaware Focus Global Growth Fund) | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.62%
Total annual fund operating expenses	3.07%
Fee waivers and expense reimbursements	(1.27%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.
[6]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or the Distributor, as applicable, and the Fund.
[7]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. The waiver may be terminated only by agreement of the Distributor and the Fund.
[8]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

Annual Total Returns	0 Months Ended
Mar. 29, 2012
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(10.47%)
Annual Return 2003	40.37%
Annual Return 2004	20.62%
Annual Return 2005	12.19%
Annual Return 2006	23.28%
Annual Return 2007	4.94%
Annual Return 2008	(42.33%)
Annual Return 2009	36.38%
Annual Return 2010	10.01%
Annual Return 2011	(13.97%)
(Institutional) | (Delaware Global Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(13.06%)
Annual Return 2003	47.18%
Annual Return 2004	26.37%
Annual Return 2005	13.55%
Annual Return 2006	28.95%
Annual Return 2007	1.19%
Annual Return 2008	(42.46%)
Annual Return 2009	34.56%
Annual Return 2010	10.92%
Annual Return 2011	(6.38%)
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	3.79%
Annual Return 2003	64.79%
Annual Return 2004	32.68%
Annual Return 2005	26.65%
Annual Return 2006	27.45%
Annual Return 2007	40.92%
Annual Return 2008	(50.61%)
Annual Return 2009	78.62%
Annual Return 2010	18.85%
Annual Return 2011	(20.66%)
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	8.82%
Annual Return 2011	(0.09%)
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	51.36%
Annual Return 2010	22.53%
Annual Return 2011	(2.20%)
(Retail) | (Delaware International Value Equity Fund) | Class A
Bar Chart Table:
Annual Return 2002	(10.77%)
Annual Return 2003	39.97%
Annual Return 2004	20.25%
Annual Return 2005	11.84%
Annual Return 2006	22.93%
Annual Return 2007	4.63%
Annual Return 2008	(42.52%)
Annual Return 2009	36.02%
Annual Return 2010	9.75%
Annual Return 2011	(14.22%)
(Retail) | (Delaware Global Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(13.42%)
Annual Return 2003	46.72%
Annual Return 2004	26.13%
Annual Return 2005	13.21%
Annual Return 2006	28.61%
Annual Return 2007	1.02%
Annual Return 2008	(42.66%)
Annual Return 2009	34.33%
Annual Return 2010	10.69%
Annual Return 2011	(6.75%)
(Retail) | (Delaware Emerging Markets Fund) | Class A
Bar Chart Table:
Annual Return 2002	3.54%
Annual Return 2003	64.41%
Annual Return 2004	32.28%
Annual Return 2005	26.37%
Annual Return 2006	27.12%
Annual Return 2007	40.61%
Annual Return 2008	(50.70%)
Annual Return 2009	78.05%
Annual Return 2010	18.53%
Annual Return 2011	(20.82%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A
Bar Chart Table:
Annual Return 2011	(0.46%)
(Retail) | (Delaware Focus Global Growth Fund) | Class A
Bar Chart Table:
Annual Return 2009	51.36%
Annual Return 2010	22.44%
Annual Return 2011	(2.34%)

Average Annual Total Returns	0 Months Ended
Mar. 29, 2012
(Institutional) | (Delaware International Value Equity Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(11.73%)
5 Years	(4.26%)
10 Years	5.12%
(Institutional) | (Delaware International Value Equity Fund) | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.66%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class
Average Annual Return:
1 Year	(13.97%)
5 Years	(4.82%)
10 Years	5.06%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(14.62%)
5 Years	(5.53%)
10 Years	3.91%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.08%)
5 Years	(4.25%)
10 Years	4.26%
(Institutional) | (Delaware Global Value Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.36%)
10 Years	3.62%
(Institutional) | (Delaware Global Value Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.02%)
5 Years	(1.82%)
10 Years	4.15%
(Institutional) | (Delaware Global Value Fund) | Institutional Class
Average Annual Return:
1 Year	(6.38%)
5 Years	(4.04%)
10 Years	6.78%
(Institutional) | (Delaware Global Value Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(6.84%)
5 Years	(4.57%)
10 Years	5.81%
(Institutional) | (Delaware Global Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.15%)
5 Years	(3.53%)
10 Years	5.84%
(Institutional) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.17%)
5 Years	2.70%
10 Years	14.19%
(Institutional) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(18.43%)
5 Years	2.40%
10 Years	13.85%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class
Average Annual Return:
1 Year	(20.66%)
5 Years	3.23%
10 Years	15.69%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(21.18%)
5 Years	1.46%
10 Years	13.78%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(13.28%)
5 Years	2.23%
10 Years	13.58%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	(0.39%)
Lifetime	2.65%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	(0.09%)
Lifetime	4.26%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	(1.05%)
Lifetime	3.29%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (12/31/09-12/31/11)
1 Year	0.09%
Lifetime	3.11%
(Institutional) | (Delaware Focus Global Growth Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(5.54%)
Lifetime	11.13%
(Institutional) | (Delaware Focus Global Growth Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(5.02%)
Lifetime	11.75%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(2.20%)
Lifetime	22.41%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(2.32%)
Lifetime	20.80%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (12/29/08-12/31/2011)
1 Year	(1.27%)
Lifetime	18.65%
(Retail) | (Delaware International Value Equity Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(11.73%)
5 Years	(4.26%)
10 Years	5.12%
(Retail) | (Delaware International Value Equity Fund) | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.66%
(Retail) | (Delaware International Value Equity Fund) | Class A
Average Annual Return:
1 Year	(19.14%)
5 Years	(6.21%)
10 Years	4.13%
(Retail) | (Delaware International Value Equity Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(19.66%)
5 Years	(6.82%)
10 Years	3.07%
(Retail) | (Delaware International Value Equity Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(12.44%)
5 Years	(5.34%)
10 Years	3.49%
(Retail) | (Delaware International Value Equity Fund) | Class B
Average Annual Return:
1 Year	(18.27%)
5 Years	(6.15%)
10 Years	4.15%
(Retail) | (Delaware International Value Equity Fund) | Class C
Average Annual Return:
1 Year	(15.69%)
5 Years	(5.76%)
10 Years	4.02%
(Retail) | (Delaware International Value Equity Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	(14.37%)
5 Years	(5.27%)
Lifetime	5.35%
(Retail) | (Delaware Global Value Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.36%)
10 Years	3.62%
(Retail) | (Delaware Global Value Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.02%)
5 Years	(1.82%)
10 Years	4.15%
(Retail) | (Delaware Global Value Fund) | Class A
Average Annual Return:
1 Year	(12.12%)
5 Years	(5.42%)
10 Years	5.86%
(Retail) | (Delaware Global Value Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(12.46%)
5 Years	(5.93%)
10 Years	4.93%
(Retail) | (Delaware Global Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.88%)
5 Years	(4.68%)
10 Years	5.02%
(Retail) | (Delaware Global Value Fund) | Class B
Average Annual Return:
1 Year	(11.06%)
5 Years	(5.37%)
10 Years	5.84%
(Retail) | (Delaware Global Value Fund) | Class C
Average Annual Return:
1 Year	(8.29%)
5 Years	(5.00%)
10 Years	5.69%
(Retail) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.17%)
5 Years	2.70%
10 Years	14.19%
(Retail) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(18.43%)
5 Years	2.40%
10 Years	13.85%
(Retail) | (Delaware Emerging Markets Fund) | Class A
Average Annual Return:
1 Year	(25.38%)
5 Years	1.77%
10 Years	14.73%
(Retail) | (Delaware Emerging Markets Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(25.80%)
5 Years	0.10%
10 Years	12.96%
(Retail) | (Delaware Emerging Markets Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(16.36%)
5 Years	1.04%
10 Years	12.79%
(Retail) | (Delaware Emerging Markets Fund) | Class B
Average Annual Return:
1 Year	(24.58%)
5 Years	1.90%
10 Years	14.71%
(Retail) | (Delaware Emerging Markets Fund) | Class C
Average Annual Return:
1 Year	(22.18%)
5 Years	2.22%
10 Years	14.56%
(Retail) | (Delaware Emerging Markets Fund) | Class R
Average Annual Return:
Label	(lifetime: 8/31/09 - 12/31/11)
1 Year	(21.03%)
5 Years
Lifetime	4.62%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(0.39%)
Lifetime	5.27%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(6.19%)
Lifetime	(0.36%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(7.00%)
Lifetime	(1.23%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(3.88%)
Lifetime	(0.76%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class C
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(2.17%)
Lifetime	1.93%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class R
Average Annual Return:
Label	Lifetime (1/19/10- 12/31/11)
1 Year	(0.70%)
Lifetime	2.44%
(Retail) | (Delaware Focus Global Growth Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	(5.54%)
Lifetime	11.13%
(Retail) | (Delaware Focus Global Growth Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.02%)
Lifetime	11.75%
(Retail) | (Delaware Focus Global Growth Fund) | Class A
Average Annual Return:
Label	(lifetime: 12/29/08-12/31/11)
1 Year	(7.98%)
Lifetime	19.93%
(Retail) | (Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(8.09%)
Lifetime	18.35%
(Retail) | (Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.04%)
Lifetime	16.46%
(Retail) | (Delaware Focus Global Growth Fund) | Class C
Average Annual Return:
Label	(lifetime: 12/29/10-12/31/11)
1 Year	(4.01%)
Lifetime	(3.57%)
(Retail) | (Delaware Focus Global Growth Fund) | Class R
Average Annual Return:
Label	(lifetime 12/29/10-12/31/11)
1 Year	(2.62%)
Lifetime	(3.15%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000875610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 29, 2012
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
(Institutional) | (Delaware International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team's estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware International Value Equity Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to May 1, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since May 1, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.15% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.18% for the quarter ended September 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware International Value Equity Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.73%)
5 Years	rr_AverageAnnualReturnYear05	(4.26%)
10 Years	rr_AverageAnnualReturnYear10	5.12%
(Institutional) | (Delaware International Value Equity Fund) | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.66%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	700
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,549
Annual Return 2002	rr_AnnualReturn2002	(10.47%)
Annual Return 2003	rr_AnnualReturn2003	40.37%
Annual Return 2004	rr_AnnualReturn2004	20.62%
Annual Return 2005	rr_AnnualReturn2005	12.19%
Annual Return 2006	rr_AnnualReturn2006	23.28%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	(42.33%)
Annual Return 2009	rr_AnnualReturn2009	36.38%
Annual Return 2010	rr_AnnualReturn2010	10.01%
Annual Return 2011	rr_AnnualReturn2011	(13.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.15% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -25.18% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.18%)
1 Year	rr_AverageAnnualReturnYear01	(13.97%)
5 Years	rr_AverageAnnualReturnYear05	(4.82%)
10 Years	rr_AverageAnnualReturnYear10	5.06%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.62%)
5 Years	rr_AverageAnnualReturnYear05	(5.53%)
10 Years	rr_AverageAnnualReturnYear10	3.91%
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.08%)
5 Years	rr_AverageAnnualReturnYear05	(4.25%)
10 Years	rr_AverageAnnualReturnYear10	4.26%
(Institutional) | (Delaware Global Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Global Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund's net assets.

In selecting investments for the Fund:

  The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

  The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the portfolio management team's estimate of intrinsic value.

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the portfolio management team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The portfolio management team constructs a portfolio of 60 to 90 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Global Value Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On March 30, 2006, the Fund changed its investment strategy to allow it to invest a significant portion of its assets in U.S. equity securities and in securities of issuers of all sizes, eliminating its prior focus on the securities of small-capitalization issuers. Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). The historical returns do not reflect these changes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.35% for the quarter ended June 30, 2003 and its lowest quarterly return was -20.92% for the quarter ended September 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Global Value Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
(Institutional) | (Delaware Global Value Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
5 Years	rr_AverageAnnualReturnYear05	(1.82%)
10 Years	rr_AverageAnnualReturnYear10	4.15%
(Institutional) | (Delaware Global Value Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,855
Annual Return 2002	rr_AnnualReturn2002	(13.06%)
Annual Return 2003	rr_AnnualReturn2003	47.18%
Annual Return 2004	rr_AnnualReturn2004	26.37%
Annual Return 2005	rr_AnnualReturn2005	13.55%
Annual Return 2006	rr_AnnualReturn2006	28.95%
Annual Return 2007	rr_AnnualReturn2007	1.19%
Annual Return 2008	rr_AnnualReturn2008	(42.46%)
Annual Return 2009	rr_AnnualReturn2009	34.56%
Annual Return 2010	rr_AnnualReturn2010	10.92%
Annual Return 2011	rr_AnnualReturn2011	(6.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.35% for the quarter ended June 30, 2003
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -20.92% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.92%)
1 Year	rr_AverageAnnualReturnYear01	(6.38%)
5 Years	rr_AverageAnnualReturnYear05	(4.04%)
10 Years	rr_AverageAnnualReturnYear10	6.78%
(Institutional) | (Delaware Global Value Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.84%)
5 Years	rr_AverageAnnualReturnYear05	(4.57%)
10 Years	rr_AverageAnnualReturnYear10	5.81%
(Institutional) | (Delaware Global Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.15%)
5 Years	rr_AverageAnnualReturnYear05	(3.53%)
10 Years	rr_AverageAnnualReturnYear10	5.84%
(Institutional) | (Delaware Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Emerging Markets Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Fund.

The Fund's portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies with sustainable franchises when they are trading at a discount to the manager's intrinsic value estimate for that security.

The Fund defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Emerging Markets Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to September 25, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since September 25, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 35.18% for the quarter ended June 30, 2009 and its lowest quarterly return was -26.84% for the quarter ended September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.17%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	14.19%
(Institutional) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.43%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	13.85%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.18%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2002	rr_AnnualReturn2002	3.79%
Annual Return 2003	rr_AnnualReturn2003	64.79%
Annual Return 2004	rr_AnnualReturn2004	32.68%
Annual Return 2005	rr_AnnualReturn2005	26.65%
Annual Return 2006	rr_AnnualReturn2006	27.45%
Annual Return 2007	rr_AnnualReturn2007	40.92%
Annual Return 2008	rr_AnnualReturn2008	(50.61%)
Annual Return 2009	rr_AnnualReturn2009	78.62%
Annual Return 2010	rr_AnnualReturn2010	18.85%
Annual Return 2011	rr_AnnualReturn2011	(20.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 35.18% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -26.84% for the quarter ended September 30, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.84%)
1 Year	rr_AverageAnnualReturnYear01	(20.66%)
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	15.69%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.18%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	13.78%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.28%)
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	13.58%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Macquarie Global Infrastructure Fund seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry (80% policy). Such securities include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies. All equity investments of the Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries. Under normal circumstances, the Fund will invest in securities of issuers located throughout the world, including the U.S., and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Manager has selected Macquarie Capital Investment Management LLC (MCIM) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets. The sub-adviser selects investments for the Fund based on its own investment style and strategy.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of MCIM, the company derives the majority of its revenue from infrastructure-related activities such as owning or operating infrastructure assets (including transportation assets such as toll roads, airports, seaports, and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction, and concrete).

The Fund's 80% policy can be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Master limited partnership risk — The risk that holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Macquarie Global Infrastructure Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 17.37% for the quarter ended September 30, 2010 and its lowest quarterly return was -14.14% for the quarter ended September 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (12/31/09-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.65%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	598
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,484
Annual Return 2010	rr_AnnualReturn2010	8.82%
Annual Return 2011	rr_AnnualReturn2011	(0.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.37% for the quarter ended September 30, 2010
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -14.14% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.14%)
Label	rr_AverageAnnualReturnLabel	Lifetime (12/31/09-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.26%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (12/31/09-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.29%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (12/31/09-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	0.09%
Lifetime	rr_AverageAnnualReturnSinceInception	3.11%
(Institutional) | (Delaware Focus Global Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Focus Global Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the Manager will seek to select securities believed to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The Manager also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give an insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company's stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Focus Global Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 21.59% for the quarter ended June 30, 2009 and its lowest quarterly return was -15.32% for the quarter ended September 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Focus Global Growth Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (12/29/08-12/31/2011)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Lifetime	rr_AverageAnnualReturnSinceInception	11.13%
(Institutional) | (Delaware Focus Global Growth Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (12/29/08-12/31/2011)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Lifetime	rr_AverageAnnualReturnSinceInception	11.75%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,718
Annual Return 2009	rr_AnnualReturn2009	51.36%
Annual Return 2010	rr_AnnualReturn2010	22.53%
Annual Return 2011	rr_AnnualReturn2011	(2.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 21.59% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -15.32% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.32%)
Label	rr_AverageAnnualReturnLabel	Lifetime (12/29/08-12/31/2011)
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
Lifetime	rr_AverageAnnualReturnSinceInception	22.41%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (12/29/08-12/31/2011)
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
Lifetime	rr_AverageAnnualReturnSinceInception	20.80%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (12/29/08-12/31/2011)
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
Lifetime	rr_AverageAnnualReturnSinceInception	18.65%
(Retail) | (Delaware International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change. The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team's estimate of intrinsic value. The portfolio management team focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Fund:

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware International Value Equity Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to May 1, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since May 1, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.07% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.22% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware International Value Equity Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.73%)
5 Years	rr_AverageAnnualReturnYear05	(4.26%)
10 Years	rr_AverageAnnualReturnYear10	5.12%
(Retail) | (Delaware International Value Equity Fund) | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.66%
(Retail) | (Delaware International Value Equity Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,345
Annual Return 2002	rr_AnnualReturn2002	(10.77%)
Annual Return 2003	rr_AnnualReturn2003	39.97%
Annual Return 2004	rr_AnnualReturn2004	20.25%
Annual Return 2005	rr_AnnualReturn2005	11.84%
Annual Return 2006	rr_AnnualReturn2006	22.93%
Annual Return 2007	rr_AnnualReturn2007	4.63%
Annual Return 2008	rr_AnnualReturn2008	(42.52%)
Annual Return 2009	rr_AnnualReturn2009	36.02%
Annual Return 2010	rr_AnnualReturn2010	9.75%
Annual Return 2011	rr_AnnualReturn2011	(14.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.07% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -25.22% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.22%)
1 Year	rr_AverageAnnualReturnYear01	(19.14%)
5 Years	rr_AverageAnnualReturnYear05	(6.21%)
10 Years	rr_AverageAnnualReturnYear10	4.13%
(Retail) | (Delaware International Value Equity Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.66%)
5 Years	rr_AverageAnnualReturnYear05	(6.82%)
10 Years	rr_AverageAnnualReturnYear10	3.07%
(Retail) | (Delaware International Value Equity Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.44%)
5 Years	rr_AverageAnnualReturnYear05	(5.34%)
10 Years	rr_AverageAnnualReturnYear10	3.49%
(Retail) | (Delaware International Value Equity Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	983
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,444
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,444
1 Year	rr_AverageAnnualReturnYear01	(18.27%)
5 Years	rr_AverageAnnualReturnYear05	(6.15%)
10 Years	rr_AverageAnnualReturnYear10	4.15%
(Retail) | (Delaware International Value Equity Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,619
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,619
1 Year	rr_AverageAnnualReturnYear01	(15.69%)
5 Years	rr_AverageAnnualReturnYear05	(5.76%)
10 Years	rr_AverageAnnualReturnYear10	4.02%
(Retail) | (Delaware International Value Equity Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,197
Label	rr_AverageAnnualReturnLabel	(lifetime: 6/2/03-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(14.37%)
5 Years	rr_AverageAnnualReturnYear05	(5.27%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.35%
(Retail) | (Delaware Global Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Global Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities. The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund's net assets.

In selecting investments for the Fund:

  The portfolio management team searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

  The portfolio management team believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the portfolio management team's estimate of intrinsic value.

  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the portfolio management team's understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The portfolio management team constructs a portfolio of 60 to 90 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Global Value Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On March 30, 2006, the Fund changed its investment strategy to allow it to invest a significant portion of its assets in U.S. equity securities and in securities of issuers of all sizes, eliminating its prior focus on the securities of small-capitalization issuers. Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). The historical returns do not reflect these changes. As of the date of this prospectus, there are no Class R shares outstanding.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.39% for the quarter ended June 30, 2003 and its lowest quarterly return was -20.99% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Global Value Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
(Retail) | (Delaware Global Value Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
5 Years	rr_AverageAnnualReturnYear05	(1.82%)
10 Years	rr_AverageAnnualReturnYear10	4.15%
(Retail) | (Delaware Global Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,624
Annual Return 2002	rr_AnnualReturn2002	(13.42%)
Annual Return 2003	rr_AnnualReturn2003	46.72%
Annual Return 2004	rr_AnnualReturn2004	26.13%
Annual Return 2005	rr_AnnualReturn2005	13.21%
Annual Return 2006	rr_AnnualReturn2006	28.61%
Annual Return 2007	rr_AnnualReturn2007	1.02%
Annual Return 2008	rr_AnnualReturn2008	(42.66%)
Annual Return 2009	rr_AnnualReturn2009	34.33%
Annual Return 2010	rr_AnnualReturn2010	10.69%
Annual Return 2011	rr_AnnualReturn2011	(6.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.39% for the quarter ended June 30, 2003
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -20.99% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.99%)
1 Year	rr_AverageAnnualReturnYear01	(12.12%)
5 Years	rr_AverageAnnualReturnYear05	(5.42%)
10 Years	rr_AverageAnnualReturnYear10	5.86%
(Retail) | (Delaware Global Value Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years	rr_AverageAnnualReturnYear05	(5.93%)
10 Years	rr_AverageAnnualReturnYear10	4.93%
(Retail) | (Delaware Global Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.88%)
5 Years	rr_AverageAnnualReturnYear05	(4.68%)
10 Years	rr_AverageAnnualReturnYear10	5.02%
(Retail) | (Delaware Global Value Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.58%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,723
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	776
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,723
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
5 Years	rr_AverageAnnualReturnYear05	(5.37%)
10 Years	rr_AverageAnnualReturnYear10	5.84%
(Retail) | (Delaware Global Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.58%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	776
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2.894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	776
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,894
1 Year	rr_AverageAnnualReturnYear01	(8.29%)
5 Years	rr_AverageAnnualReturnYear05	(5.00%)
10 Years	rr_AverageAnnualReturnYear10	5.69%
(Retail) | (Delaware Global Value Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.80%
(Retail) | (Delaware Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Emerging Markets Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable Distributor's expense waivers for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies from countries considered to be emerging. The Fund may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country.

Although the Fund invests primarily in companies from countries considered to be emerging, the Fund will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Fund.

The Fund's portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Fund seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Fund invests in securities of companies with sustainable franchises when they are trading at a discount to the manager's intrinsic value estimate for that security.

The Fund defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (80% policy). The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Emerging Markets Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Prior to September 25, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited (Mondrian). Since September 25, 2006, the Fund has been managed by the Manager. The historical returns do not reflect these changes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A's highest quarterly return was 35.10% for the quarter ended June 30, 2009 and its lowest quarterly return was -26.90% for the quarter ended September 30, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.17%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	14.19%
(Retail) | (Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.43%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	13.85%
(Retail) | (Delaware Emerging Markets Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.18%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	745
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,596
Annual Return 2002	rr_AnnualReturn2002	3.54%
Annual Return 2003	rr_AnnualReturn2003	64.41%
Annual Return 2004	rr_AnnualReturn2004	32.28%
Annual Return 2005	rr_AnnualReturn2005	26.37%
Annual Return 2006	rr_AnnualReturn2006	27.12%
Annual Return 2007	rr_AnnualReturn2007	40.61%
Annual Return 2008	rr_AnnualReturn2008	(50.70%)
Annual Return 2009	rr_AnnualReturn2009	78.05%
Annual Return 2010	rr_AnnualReturn2010	18.53%
Annual Return 2011	rr_AnnualReturn2011	(20.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 35.10% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -26.90% for the quarter ended September 30, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.90%)
1 Year	rr_AverageAnnualReturnYear01	(25.38%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	14.73%
(Retail) | (Delaware Emerging Markets Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.80%)
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	12.96%
(Retail) | (Delaware Emerging Markets Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.36%)
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	12.79%
(Retail) | (Delaware Emerging Markets Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.18%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,063
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,694
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	788
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,694
1 Year	rr_AverageAnnualReturnYear01	(24.58%)
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	14.71%
(Retail) | (Delaware Emerging Markets Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.18%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	788
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,866
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	788
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,866
1 Year	rr_AverageAnnualReturnYear01	(22.18%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	14.56%
(Retail) | (Delaware Emerging Markets Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.18%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,454
Label	rr_AverageAnnualReturnLabel	(lifetime: 8/31/09 - 12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(21.03%)
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	4.62%
(Retail) | (Delaware Macquarie Global Infrastructure Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Macquarie Global Infrastructure Fund seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in securities issued by U.S. and non-U.S. companies that are principally engaged in the infrastructure industry (80% policy). Such securities include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies. All equity investments of the Fund will be listed securities, or securities that are expected to be listed, on recognized stock exchanges in the U.S. and outside of the U.S., including emerging market countries. Under normal circumstances, the Fund will invest in securities of issuers located throughout the world, including the U.S., and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Manager has selected Macquarie Capital Investment Management LLC (MCIM) to serve as the Fund's sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the Fund's assets. The sub-adviser selects investments for the Fund based on its own investment style and strategy.

A company is considered to be an infrastructure or infrastructure-related company if, in the opinion of MCIM, the company derives the majority of its revenue from infrastructure-related activities such as owning or operating infrastructure assets (including transportation assets such as toll roads, airports, seaports, and railroads; regulated assets such as gas and water distribution facilities; utility assets such as electric transmission and distribution lines; and social assets such as hospitals and correctional facilities) and firms that operate in industries that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets (such as engineering services, mining, shipping, alternative energy, construction, and concrete).

The Fund's 80% policy can be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Master limited partnership risk — The risk that holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Macquarie Global Infrastructure Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A's highest quarterly return was 17.30% for the quarter ended September 30, 2010 and its lowest quarterly return was -14.20% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Macquarie Global Infrastructure Fund) | S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (1/19/10- 12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Lifetime	rr_AverageAnnualReturnSinceInception	5.27%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,752
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,199
Annual Return 2011	rr_AnnualReturn2011	(0.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.30% for the quarter ended September 30, 2010
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -14.20% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.20%)
Label	rr_AverageAnnualReturnLabel	Lifetime (1/19/10- 12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.36%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (1/19/10- 12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(7.00%)
Lifetime	rr_AverageAnnualReturnSinceInception	(1.23%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (1/19/10- 12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.76%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.23%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,460
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	899
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,599
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,460
Label	rr_AverageAnnualReturnLabel	Lifetime (1/19/10- 12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.93%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	1.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.83%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,075
Label	rr_AverageAnnualReturnLabel	Lifetime (1/19/10- 12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.44%
(Retail) | (Delaware Focus Global Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Focus Global Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the Manager will seek to select securities believed to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The Manager also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give an insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company's stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Focus Global Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A's highest quarterly return was 21.59% for the quarter ended June 30, 2009 and its lowest quarterly return was -15.41% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Focus Global Growth Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Lifetime	rr_AverageAnnualReturnSinceInception	11.13%
(Retail) | (Delaware Focus Global Growth Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Lifetime	rr_AverageAnnualReturnSinceInception	11.75%
(Retail) | (Delaware Focus Global Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.77%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,853
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,412
Annual Return 2009	rr_AnnualReturn2009	51.36%
Annual Return 2010	rr_AnnualReturn2010	22.44%
Annual Return 2011	rr_AnnualReturn2011	(2.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 21.59% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -15.41% for the quarter ended September 30, 2011
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.41%)
Label	rr_AverageAnnualReturnLabel	(lifetime: 12/29/08-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(7.98%)
Lifetime	rr_AverageAnnualReturnSinceInception	19.93%
(Retail) | (Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.09%)
Lifetime	rr_AverageAnnualReturnSinceInception	18.35%
(Retail) | (Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
Lifetime	rr_AverageAnnualReturnSinceInception	16.46%
(Retail) | (Delaware Focus Global Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.47%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,670
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	957
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,703
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,670
Label	rr_AverageAnnualReturnLabel	(lifetime: 12/29/10-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
Lifetime	rr_AverageAnnualReturnSinceInception	(3.57%)
(Retail) | (Delaware Focus Global Growth Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	1.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.07%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,500
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,294
Label	rr_AverageAnnualReturnLabel	(lifetime 12/29/10-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Lifetime	rr_AverageAnnualReturnSinceInception	(3.15%)
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[3]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. The waiver may be terminated only by agreement of the Distributor and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or the Distributor, as applicable, and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.
[6]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.
[7]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[8]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[9]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[10]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.